Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 27,095	$ 27,095
Amortization of core deposit intangible assets	699	711	$ 769
Aggregate mortgage servicing rights amortization	$ 74	$ 29	$ 31